UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2021 to November 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2021

Classes A, I, R and R6

■	Voya Target In-Retirement Fund
■	Voya Target Retirement 2025 Fund
■	Voya Target Retirement 2030 Fund
■	Voya Target Retirement 2035 Fund
■	Voya Target Retirement 2040 Fund
■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2065 Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Despite Headwinds, Economy and Markets Continue to Advance

Dear Shareholder,

The financial markets continued to advance during the six-month period ended November 30, 2021, even as new variants of the COVID-19 virus resurrected threats of economic disruption and inflation fears stirred up economic uncertainty. U.S. Federal Reserve Board (the “Fed”) officials have acknowledged that the risk of persistently higher inflation has increased and have accelerated policy measures to contain it. In November, the Fed began “tapering,” i.e., reducing its monthly purchases of mortgage-backed and U.S. Treasury securities; during the pandemic these purchases have helped to support the economy by keeping long-term interest rates low. Because of building inflation pressures, the Fed will double the pace of tapering, by trimming its purchases faster and thus may arrive sooner at a point where it will consider hiking interest rates, in our view.

Inflation worries notwithstanding, growth expectations in the United States remain resilient, in our view. Consumer confidence has been rising and consumers have kept on spending during 2021. While we believe the current inflationary environment no longer seems “transitory,” in our view many are miscasting it as a long-term, structural shift. Rather, we see current inflation as cyclical, i.e., persistent during this phase of above-trend growth, which we believe is likely to persist over the next two years or so. In this environment, we believe corporate earnings will continue to expand and stocks outperform, though not to the extent seen in 2021.

As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations; however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
December 15, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2021**	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2021**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,019.90	0.51%	$2.58	$1,000.00	1,022.51	0.51%	$2.59
Class I	1,000.00	1,022.30	0.21	1.06	1,000.00	1,024.02	0.21	1.07
Class R	1,000.00	1,019.20	0.76	3.85	1,000.00	1,021.26	0.76	3.85
Class R6	1,000.00	1,021.50	0.19	0.96	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,023.20	0.48%	$2.43	$1,000.00	1,022.66	0.48%	$2.43
Class I	1,000.00	1,024.50	0.37	1.88	1,000.00	1,023.21	0.37	1.88
Class R	1,000.00	1,022.60	0.73	3.70	1,000.00	1,021.41	0.73	3.70
Class R6	1,000.00	1,025.20	0.19	0.96	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,025.70	0.48%	$2.44	$1,000.00	1,022.66	0.48%	$2.43
Class I	1,000.00	1,027.60	0.23	1.17	1,000.00	1,023.92	0.23	1.17
Class R	1,000.00	1,024.50	0.73	3.70	1,000.00	1,021.41	0.73	3.70
Class R6	1,000.00	1,027.60	0.19	0.97	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,026.90	0.50%	$2.54	$1,000.00	1,022.56	0.50%	$2.54
Class I	1,000.00	1,029.30	0.20	1.02	1,000.00	1,024.07	0.20	1.01
Class R	1,000.00	1,026.30	0.75	3.81	1,000.00	1,021.31	0.75	3.80
Class R6	1,000.00	1,029.40	0.19	0.97	1,000.00	1,024.12	0.19	0.96

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2021**	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2021**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,029.90	0.52%	$2.65	$1,000.00	1,022.46	0.52%	$2.64
Class I	1,000.00	1,032.20	0.24	1.22	1,000.00	1,023.87	0.24	1.22
Class R	1,000.00	1,028.70	0.77	3.92	1,000.00	1,021.21	0.77	3.90
Class R6	1,000.00	1,031.50	0.19	0.97	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,030.80	0.55%	$2.80	$1,000.00	1,022.31	0.55%	$2.79
Class I	1,000.00	1,032.40	0.19	0.97	1,000.00	1,024.12	0.19	0.96
Class R	1,000.00	1,029.00	0.80	4.07	1,000.00	1,021.06	0.80	4.05
Class R6	1,000.00	1,032.40	0.19	0.97	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,030.00	0.55%	$2.80	$1,000.00	1,022.31	0.55%	$2.79
Class I	1,000.00	1,031.60	0.22	1.12	1,000.00	1,023.97	0.22	1.12
Class R	1,000.00	1,028.20	0.80	4.07	1,000.00	1,021.06	0.80	4.05
Class R6	1,000.00	1,031.60	0.19	0.97	1,000.00	1,024.12	0.19	0.96
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,029.40	0.60%	$3.05	$1,000.00	1,022.06	0.60%	$3.04
Class I	1,000.00	1,031.00	0.25	1.27	1,000.00	1,023.82	0.25	1.27
Class R	1,000.00	1,028.30	0.85	4.32	1,000.00	1,020.81	0.85	4.31
Class R6	1,000.00	1,031.60	0.20	1.02	1,000.00	1,024.07	0.20	1.01
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,030.30	0.60%	$3.05	$1,000.00	1,022.06	0.60%	$3.04
Class I	1,000.00	1,032.20	0.20	1.02	1,000.00	1,024.07	0.20	1.01
Class R	1,000.00	1,029.70	0.85	4.32	1,000.00	1,020.81	0.85	4.31
Class R6	1,000.00	1,032.20	0.20	1.02	1,000.00	1,024.07	0.20	1.01
Voya Target Retirement 2065 Fund
Class A	$1,000.00	$1,031.80	0.45%	$2.29	$1,000.00	1,022.81	0.45%	$2.28
Class I	1,000.00	1,032.50	0.23	1.17	1,000.00	1,023.92	0.23	1.17
Class R	1,000.00	1,030.30	0.70	3.56	1,000.00	1,021.56	0.70	3.55
Class R6	1,000.00	1,033.30	0.20	1.02	1,000.00	1,024.07	0.20	1.01

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2021 (UNAUDITED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments i affiliated underlying funds at fair value*	$21,201,299	$20,386,887	$20,999,554	$17,581,117
Investments in unaffiliated underlying funds at fair value**	18,110,551	31,930,258	36,981,898	43,455,064
Cash	31,303	29,351	24,935	28,279
Receivables:
Investments in affiliated underlying funds sold	9,760	57,219	790	31,337
Investments in unaffiliated underlying funds sold	3,082	36,583	701	35,338
Fund shares sold	1,192	6,788	9,875	10,256
Other assets	382	383	358	354
Total assets	39,357,569	52,447,469	58,018,111	61,141,745
LIABILITIES:
Payable for fund shares redeemed	12,944	100,590	11,366	76,931
Payable for unified fees	5,740	7,909	8,492	9,138
Payable for distribution and shareholder service fees	2,019	2,968	2,797	2,526
Payable to trustees under the deferred compensation plan (Note 6)	382	383	358	354
Other accrued expenses and liabilities	484	1,301	244	1,793
Total liabilities	21,569	113,151	23,257	90,742
NET ASSETS	$39,336,000	$52,334,318	$57,994,854	$61,051,003
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$35,278,490	$44,096,425	$48,419,437	$49,086,194
Total distributable earnings	4,057,510	8,237,893	9,575,417	11,964,809
NET ASSETS	$39,336,000	$52,334,318	$57,994,854	$61,051,003

* Cost of investments in affiliated underlying funds	$21,363,019	$20,680,193	$21,150,764	$17,843,525
** Cost of investments in unaffiliated underlying funds	$17,636,444	$30,309,606	$34,457,935	$40,615,909

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund

Class A
Net assets	$9,608,177	$13,126,945	$13,198,967	$11,870,486
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	782,530	903,350	870,133	758,779
Net asset value and redemption price per share†	$12.28	$14.53	$15.17	$15.64
Maximum offering price per share (5.75%)(1)	$13.03	$15.42	$16.10	$16.59

Class I
Net assets	$1,949,486	$56,273	$1,559,053	$428,212
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	157,780	3,847	101,993	27,116
Net asset value and redemption price per share	$12.36	$14.63	$15.29	$15.79

Class R
Net assets	$69,142	$525,844	$100,799	$88,477
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,649	36,366	6,683	5,677
Net asset value and redemption price per share	$12.24	$14.46	$15.08	$15.59

Class R6
Net assets	$27,709,195	$38,625,256	$43,136,035	$48,663,828
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,242,807	2,639,126	2,823,713	3,088,298
Net asset value and redemption price per share	$12.35	$14.64	$15.28	$15.76

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2021 (UNAUDITED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$11,336,176	$8,515,716	$7,379,807	$5,098,353
Investments in unaffiliated underlying funds at fair value**	38,243,967	37,841,478	30,236,754	21,618,487
Cash	17,515	12,373	8,713	6,046
Receivables:
Investments in affiliated underlying funds sold	643	—	—	40,979
Investments in unaffiliated underlying funds sold	965	—	—	79,549
Fund shares sold	2,648	4,202	12,959	1,377
Other assets	253	276	193	163
Total assets	49,602,167	46,374,045	37,638,426	26,844,954
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	1,454	3,558	—
Payable for investments in unaffiliated underlying funds purchased	—	2,586	6,906	—
Payable for fund shares redeemed	4,256	—	2,493	121,890
Payable for unified fees	7,365	6,926	5,564	4,035
Payable for distribution and shareholder service fees	2,297	1,492	1,745	985
Payable to trustees under the deferred compensation plan (Note 6)	253	276	193	163
Other accrued expenses and liabilities	2,029	837	1,480	—
Total liabilities	16,200	13,571	21,939	127,073
NET ASSETS	$49,585,967	$46,360,474	$37,616,487	$26,717,881
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$40,255,095	$35,369,244	$29,620,301	$20,104,417
Total distributable earnings	9,330,872	10,991,230	7,996,186	6,613,464
NET ASSETS	$49,585,967	$46,360,474	$37,616,487	$26,717,881

* Cost of investments in affiliated underlying funds	$11,632,736	$8,723,926	$7,550,644	$5,188,917
** Cost of investments in unaffiliated underlying funds	$35,751,998	$35,156,170	$28,082,275	$20,052,375

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund

Class A
Net assets	$10,767,693	$7,011,838	$8,001,957	$4,573,516
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	650,345	410,769	474,963	271,736
Net asset value and redemption price per share†	$16.56	$17.07	$16.85	$16.83
Maximum offering price per share (5.75%)(1)	$17.57	$18.11	$17.88	$17.86

Class I
Net assets	$412,961	$282,916	$495,532	$371,583
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,749	16,442	29,193	21,907
Net asset value and redemption price per share	$16.69	$17.21	$16.97	$16.96

Class R
Net assets	$20,848	$5,760	$138,096	$38,582
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,263	338	8,229	2,307
Net asset value and redemption price per share	$16.51	$17.03	$16.78	$16.72

Class R6
Net assets	$38,384,465	$39,059,960	$28,980,902	$21,734,200
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,300,186	2,269,089	1,706,943	1,281,025
Net asset value and redemption price per share	$16.69	$17.21	$16.98	$16.97

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2021 (UNAUDITED)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$3,317,315	$1,051,915
Investments in unaffiliated underlying funds at fair value**	14,769,743	4,848,151
Cash	3,486	2,102
Receivables:
Investments in affiliated underlying funds sold	2,539	—
Investments in unaffiliated underlying funds sold	5,155	—
Fund shares sold	10,049	813
Reimbursement due from Investment Adviser	—	845
Other assets	98	12
Total assets	18,108,385	5,903,838
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	268
Payable for investments in unaffiliated underlying funds purchased	—	545
Payable for fund shares redeemed	15,448	—
Payable for unified fees	2,717	895
Payable for distribution and shareholder service fees	1,044	294
Payable to trustees under the deferred compensation plan (Note 6)	98	12
Other accrued expenses and liabilities	282	—
Total liabilities	19,589	2,014
NET ASSETS	$18,088,796	$5,901,824
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$13,866,905	$4,537,357
Total distributable earnings	4,221,891	1,364,467
NET ASSETS	$18,088,796	$5,901,824

* Cost of investments in affiliated underlying funds	$3,335,665	$1,005,036
** Cost of investments in unaffiliated underlying funds	$13,559,220	$4,379,653
Class A
Net assets	$4,906,369	$1,374,958
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	314,041	103,368
Net asset value and redemption price per share†	$15.62	$13.30
Maximum offering price per share (5.75%)(1)	$16.57	$14.11
Class I
Net assets	$155,596	$78,443
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	9,896	5,883
Net asset value and redemption price per share	$15.72	$13.33
Class R
Net assets	$12,472	$7,916
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	800	597
Net asset value and redemption price per share	$15.60	$13.27
Class R6
Net assets	$13,014,359	$4,440,507
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	827,250	332,971
Net asset value and redemption price per share	$15.73	$13.34

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$269,981	$268,352	$215,261	$182,051
Dividends from unaffiliated underlying funds	116,979	152,554	153,474	173,583
Total investment income	386,960	420,906	368,735	355,634

EXPENSES:
Unified fees	33,899	45,890	46,842	51,171
Distribution and shareholder service fees:
Class A	12,293	16,139	16,181	14,674
Class R	166	1,557	222	219
Transfer agent fees:
Class A	3,127	2,575	2,655	3,522
Class I	113	183	258	44
Class R	22	124	18	26
Trustee fees	751	1,017	1,038	1,134
Miscellaneous expense	1,650	1,707	1,719	1,756
Interest expense	—	—	—	19
Total expenses	52,021	69,192	68,933	72,565
Waived and reimbursed fees	—	(20)	—	—
Net expenses	52,021	69,172	68,933	72,565
Net investment income	334,939	351,734	299,802	283,069

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	58,387	104,953	146,250	246,270
Sale of unaffiliated underlying funds	603,194	1,674,217	1,171,525	1,815,268
Net realized gain	661,581	1,779,170	1,317,775	2,061,538
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(344,604)	(473,966)	(566,564)	(696,106)
Unaffiliated underlying funds	72,722	(499,892)	166,801	(214,503)
Net change in unrealized appreciation (depreciation)	(271,882)	(973,858)	(399,763)	(910,609)
Net realized and unrealized gain	389,699	805,312	918,012	1,150,929
Increase in net assets resulting from operations	$724,638	$1,157,046	$1,217,814	$1,433,998

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$82,828	$43,970	$14,377	$10,739
Dividends from unaffiliated underlying funds	126,787	142,912	92,654	74,101
Total investment income	209,615	186,882	107,031	84,840

EXPENSES:
Unified fees	39,245	39,251	30,033	22,332
Distribution and shareholder service fees:
Class A	13,391	8,593	9,536	5,372
Class R	43	14	377	84
Transfer agent fees:
Class A	4,178	3,781	4,005	3,266
Class I	59	2	73	90
Class R	7	3	79	26
Trustee fees	869	870	666	495
Miscellaneous expense	1,571	1,627	1,517	1,486
Total expenses	59,363	54,141	46,286	33,151
Waived and reimbursed fees	—	—	—	(35)
Net expenses	59,363	54,141	46,286	33,116
Net investment income	150,252	132,741	60,745	51,724

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	254,198	248,382	315,789	158,992
Sale of unaffiliated underlying funds	1,152,234	1,260,655	976,952	702,840
Net realized gain	1,406,432	1,509,037	1,292,741	861,832
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(693,141)	(653,687)	(704,608)	(422,126)
Unaffiliated underlying funds	268,864	266,998	211,027	183,823
Net change in unrealized appreciation (depreciation)	(424,277)	(386,689)	(493,581)	(238,303)
Net realized and unrealized gain	982,155	1,122,348	799,160	623,529
Increase in net assets resulting from operations	$1,132,407	$1,255,089	$859,905	$675,253

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2021 (UNAUDITED)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,853	$1,654
Dividends from unaffiliated underlying funds	50,645	16,928
Total investment income	55,498	18,582

EXPENSES:
Unified fees	15,178	5,168
Distribution and shareholder service fees:
Class A	6,008	1,710
Class R	27	18
Transfer agent fees:
Class A	3,620	—
Class I	—	10
Class R	8	—
Trustee fees	336	115
Miscellaneous expense	1,405	1,368
Total expenses	26,582	8,389
Waived and reimbursed fees	—	(845)
Net expenses	26,582	7,544
Net investment income	28,916	11,038

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	91,410	14,726
Sale of unaffiliated underlying funds	397,717	92,491
Net realized gain	489,127	107,217
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(272,007)	(69,879)
Unaffiliated underlying funds	218,215	128,855
Net change in unrealized appreciation (depreciation)	(53,792)	58,976
Net realized and unrealized gain	435,335	166,193
Increase in net assets resulting from operations	$464,251	$177,231

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$334,939	$573,278	$351,734	$687,147
Net realized gain	661,581	3,673,373	1,779,170	6,088,202
Net change in unrealized appreciation (depreciation)	(271,882)	(919,461)	(973,858)	1,856,309
Increase in net assets resulting from operations	724,638	3,327,190	1,157,046	8,631,658

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(249,890)	—	(509,961)
Class I	—	(32,149)	—	(2,544)
Class R	—	(1,335)	—	(29,729)
Class R6	—	(675,120)	—	(1,390,001)
Total distributions	—	(958,494)	—	(1,932,235)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,604,819	8,267,023	11,496,340	14,945,248
Proceeds from shares issued in merger (Note 14)	—	20,203,423	—	—
Reinvestment of distributions	—	958,494	—	1,932,235
	9,604,819	29,428,940	11,496,340	16,877,483
Cost of shares redeemed	(5,270,507)	(8,146,405)	(6,536,734)	(10,391,894)
Net increase in net assets resulting from capital share transactions	4,334,312	21,282,535	4,959,606	6,485,589
Net increase in net assets	5,058,950	23,651,231	6,116,652	13,185,012

NET ASSETS:
Beginning of year or period	34,277,050	10,625,819	46,217,666	33,032,654
End of year or period	$39,336,000	$34,277,050	$52,334,318	$46,217,666

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$299,802	$606,054	$283,069	$555,112
Net realized gain	1,317,775	6,762,364	2,061,538	8,478,946
Net change in unrealized appreciation (depreciation)	(399,763)	2,717,639	(910,609)	2,921,232
Increase in net assets resulting from operations	1,217,814	10,086,057	1,433,998	11,955,290

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(423,930)	—	(360,362)
Class I	—	(32,633)	—	(36,080)
Class R	—	(3,018)	—	(273)
Class R6	—	(1,333,082)	—	(1,391,361)
Total distributions	—	(1,792,663)	—	(1,788,076)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,553,029	14,885,944	13,274,283	14,990,312
Reinvestment of distributions	—	1,792,663	—	1,788,076
	11,553,029	16,678,607	13,274,283	16,778,388
Cost of shares redeemed	(3,102,357)	(6,545,422)	(6,446,740)	(6,103,200)
Net increase in net assets resulting from capital share transactions	8,450,672	10,133,185	6,827,543	10,675,188
Net increase in net assets	9,668,486	18,426,579	8,261,541	20,842,402

NET ASSETS:
Beginning of year or period	48,326,368	29,899,789	52,789,462	31,947,060
End of year or period	$57,994,854	$48,326,368	$61,051,003	$52,789,462

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$150,252	$348,336	$132,741	$341,495
Net realized gain	1,406,432	6,330,633	1,509,037	7,708,309
Net change in unrealized appreciation (depreciation)	(424,277)	2,649,781	(386,689)	2,654,305
Increase in net assets resulting from operations	1,132,407	9,328,750	1,255,089	10,704,109

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(270,607)	—	(157,258)
Class I	—	(1,551)	—	(6,023)
Class R	—	(253)	—	(138)
Class R6	—	(839,288)	—	(887,558)
Total distributions	—	(1,111,699)	—	(1,050,977)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,957,698	11,735,316	8,584,087	10,941,997
Reinvestment of distributions	—	1,111,699	—	1,050,977
	12,957,698	12,847,015	8,584,087	11,992,974
Cost of shares redeemed	(2,728,614)	(5,561,559)	(3,744,689)	(5,259,739)
Net increase in net assets resulting from capital share transactions	10,229,084	7,285,456	4,839,398	6,733,235
Net increase in net assets	11,361,491	15,502,507	6,094,487	16,386,367

NET ASSETS:
Beginning of year or period	38,224,476	22,721,969	40,265,987	23,879,620
End of year or period	$49,585,967	$38,224,476	$46,360,474	$40,265,987

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$60,745	$227,517	$51,724	$185,734
Net realized gain	1,292,741	5,251,993	861,832	4,671,550
Net change in unrealized appreciation (depreciation)	(493,581)	2,366,880	(238,303)	1,606,374
Increase in net assets resulting from operations	859,905	7,846,390	675,253	6,463,658

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(127,050)	—	(81,368)
Class I	—	(8,681)	—	(6,511)
Class R	—	(2,115)	—	(391)
Class R6	—	(388,419)	—	(350,088)
Total distributions	—	(526,265)	—	(438,358)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,903,820	11,003,854	5,626,373	7,614,702
Reinvestment of distributions	—	526,265	—	438,358
	8,903,820	11,530,119	5,626,373	8,053,060
Cost of shares redeemed	(2,564,074)	(5,161,640)	(2,184,933)	(5,410,701)
Net increase in net assets resulting from capital share transactions	6,339,746	6,368,479	3,441,440	2,642,359
Net increase in net assets	7,199,651	13,688,604	4,116,693	8,667,659

NET ASSETS:
Beginning of year or period	30,416,836	16,728,232	22,601,188	13,933,529
End of year or period	$37,616,487	$30,416,836	$26,717,881	$22,601,188

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	July 29, 2020(1) to May 31, 2021
FROM OPERATIONS:
Net investment income	$28,916	$105,619	$11,038	$38,979
Net realized gain	489,127	2,799,404	107,217	756,053
Net change in unrealized appreciation (depreciation)	(53,792)	1,235,715	58,976	456,400
Increase in net assets resulting from operations	464,251	4,140,738	177,231	1,251,432

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(76,513)	—	(15,520)
Class I	—	(4,293)	—	(818)
Class R	—	(108)	—	(72)
Class R6	—	(189,539)	—	(48,413)
Total distributions	—	(270,453)	—	(64,823)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,379,297	5,035,426	351,215	4,303,779
Reinvestment of distributions	—	270,453	—	64,823
	3,379,297	5,305,879	351,215	4,368,602
Cost of shares redeemed	(1,232,261)	(2,249,945)	(61,498)	(120,335)
Net increase in net assets resulting from capital share transactions	2,147,036	3,055,934	289,717	4,248,267
Net increase in net assets	2,611,287	6,926,219	466,948	5,434,876

NET ASSETS:
Beginning of year or period	15,477,509	8,551,290	5,434,876	—
End of year or period	$18,088,796	$15,477,509	$5,901,824	$5,434,876

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
11-30-21+	12.04	0.10	•	0.14	0.24	—	—	—	—	—	12.28	1.99	0.51	0.51	0.51	1.56	9,608	22
05-31-21	10.87	0.20	•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
05-31-18	10.94	0.22	•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
05-31-17	10.46	0.21	•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
Class I
11-30-21+	12.09	0.11	•	0.16	0.27	—	—	—	—	—	12.36	2.23	0.21	0.21	0.21	1.80	1,949	22
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
05-31-18	10.96	0.25		0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
05-31-17	10.47	0.23		0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
Class R
11-30-21+	12.01	0.08	•	0.15	0.23	—	—	—	—	—	12.24	1.92	0.76	0.76	0.76	1.29	69	22
05-31-21	10.86	0.17	•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(5)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
11-30-21+	12.09	0.11	•	0.15	0.26	—	—	—	—	—	12.35	2.15	0.19	0.19	0.19	1.86	27,709	22
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
05-31-18	10.96	0.25	•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
05-31-17	10.47	0.25	•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
Voya Target Retirement 2025 Fund
Class A
11-30-21+	14.20	0.09	•	0.24	0.33	—	—	—	—	—	14.53	2.32	0.48	0.48	0.48	1.17	13,127	24
05-31-21	11.94	0.20	•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
05-31-18	11.76	0.22	•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
05-31-17	10.79	0.21	•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
Class I
11-30-21+	14.28	0.08	•	0.27	0.35	—	—	—	—	—	14.63	2.45	0.39	0.37	0.37	1.08	56	24
05-31-21	12.00	0.23	•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
05-31-18	11.79	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
05-31-17	10.81	0.23		0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
Class R
11-30-21+	14.14	0.07	•	0.25	0.32	—	—	—	—	—	14.46	2.26	0.73	0.73	0.73	0.94	526	24
05-31-21	11.90	0.17	•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
06-01-18(5)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund (continued)
Class R6
11-30-21+	14.28	0.11	•	0.25	0.36	—	—	—	—	—	14.64	2.52	0.19	0.19	0.19	1.45	38,625	24
05-31-21	12.00	0.24	•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
05-31-18	11.78	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
05-31-17	10.80	0.26	•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
Voya Target Retirement 2030 Fund
Class A
11-30-21+	14.79	0.07	•	0.31	0.38	—	—	—	—	—	15.17	2.57	0.48	0.48	0.48	0.95	13,199	18
05-31-21	11.91	0.18	•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
05-31-18	11.88	0.19	•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
05-31-17	10.81	0.19	•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
Class I
11-30-21+	14.88	0.09	•	0.32	0.41	—	—	—	—	—	15.29	2.76	0.23	0.23	0.23	1.13	1,559	18
05-31-21	11.98	0.16	•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
05-31-18	11.91	0.25		0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
05-31-17	10.83	0.21		1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
Class R
11-30-21+	14.72	0.05	•	0.31	0.36	—	—	—	—	—	15.08	2.45	0.73	0.73	0.73	0.64	101	18
05-31-21	11.87	0.15	•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(5)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
11-30-21+	14.87	0.09	•	0.32	0.41	—	—	—	—	—	15.28	2.76	0.19	0.19	0.19	1.22	43,136	18
05-31-21	11.97	0.22	•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
05-31-18	11.90	0.25	•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
05-31-17	10.82	0.23	•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
Voya Target Retirement 2035 Fund
Class A
11-30-21+	15.23	0.06	•	0.35	0.41	—	—	—	—	—	15.64	2.69	0.50	0.50	0.50	0.76	11,870	23
05-31-21	11.84	0.15	•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
05-31-18	11.98	0.18	•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
05-31-17	10.69	0.17		1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund (continued)
Class I
11-30-21+	15.34	0.09	•	0.36	0.45	—	—	—	—	—	15.79	2.93	0.20	0.20	0.20	1.20	428	23
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
05-31-18	12.01	0.23		0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
05-31-17	10.71	0.24	•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
Class R
11-30-21+	15.19	0.04	•	0.36	0.40	—	—	—	—	—	15.59	2.63	0.75	0.75	0.75	0.52	88	23
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(5)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
11-30-21+	15.31	0.08	•	0.37	0.45	—	—	—	—	—	15.76	2.94	0.19	0.19	0.19	1.05	48,664	23
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
05-31-18	12.00	0.23	•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
05-31-17	10.70	0.26	•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
Voya Target Retirement 2040 Fund
Class A
11-30-21+	16.08	0.04	•	0.44	0.48	—	—	—	—	—	16.56	2.99	0.52	0.52	0.52	0.46	10,768	23
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
05-31-18	12.12	0.19	•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
05-31-17	10.76	0.16		1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
Class I
11-30-21+	16.17	0.04	•	0.48	0.52	—	—	—	—	—	16.69	3.22	0.24	0.24	0.24	0.48	413	23
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
05-31-18	12.15	0.23		1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
05-31-17	10.79	0.20		1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
Class R
11-30-21+	16.05	0.01	•	0.45	0.46	—	—	—	—	—	16.51	2.87	0.77	0.77	0.77	0.16	21	23
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(5)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
11-30-21+	16.18	0.06	•	0.45	0.51	—	—	—	—	—	16.69	3.15	0.19	0.19	0.19	0.77	38,384	23
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
05-31-18	12.14	0.23	•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
05-31-17	10.78	0.19		1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund
Class A
11-30-21+	16.56	0.03	•	0.48	0.51	—	—	—	—	—	17.07	3.08	0.55	0.55	0.55	0.31	7,012	24
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
05-31-18	12.24	0.16	•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
05-31-17	10.86	0.15		1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
Class I
11-30-21+	16.67	0.06	•	0.48	0.54	—	—	—	—	—	17.21	3.24	0.19	0.19	0.19	0.65	283	24
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
05-31-18	12.28	0.21	•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
05-31-17	10.88	0.18		1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
Class R
11-30-21+	16.55	0.01	•	0.47	0.48	—	—	—	—	—	17.03	2.90	0.80	0.80	0.80	0.07	6	24
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(5)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
11-30-21+	16.67	0.06	•	0.48	0.54	—	—	—	—	—	17.21	3.24	0.19	0.19	0.19	0.67	39,060	24
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
05-31-18	12.27	0.21	•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
05-31-17	10.88	0.19	•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
Voya Target Retirement 2050 Fund
Class A
11-30-21+	16.36	0.01	•	0.48	0.49	—	—	—	—	—	16.85	3.00	0.55	0.55	0.55	0.10	8,002	24
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
05-31-18	12.25	0.14	•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
05-31-17	10.85	0.15		1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
Class I
11-30-21+	16.45	0.04	•	0.48	0.52	—	—	—	—	—	16.97	3.16	0.22	0.22	0.22	0.42	496	24
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
05-31-18	12.27	0.21		1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
05-31-17	10.87	0.18		1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
Class R
11-30-21+	16.32	(0.01	)•	0.47	0.46	—	—	—	—	—	16.78	2.82	0.80	0.80	0.80	(0.12)	138	24
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(5)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund (continued)
Class R6
11-30-21+	16.46	0.04	•	0.48	0.52	—	—	—	—	—	16.98	3.16	0.19	0.19	0.19	0.45	28,981	24
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
05-31-18	12.27	0.19	•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
05-31-17	10.87	0.18		1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
Voya Target Retirement 2055 Fund
Class A
11-30-21+	16.35	0.01	•	0.47	0.48	—	—	—	—	—	16.83	2.94	0.60	0.60	0.60	0.08	4,574	23
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
05-31-18	12.30	0.16	•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
05-31-17	10.86	0.15		1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
Class I
11-30-21+	16.45	0.04	•	0.47	0.51	—	—	—	—	—	16.96	3.10	0.25	0.25	0.25	0.45	372	23
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
05-31-18	12.33	0.21		1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
05-31-17	10.88	0.18		1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
Class R
11-30-21+	16.26	(0.02	)•	0.48	0.46	—	—	—	—	—	16.72	2.83	0.85	0.85	0.85	(0.19)	39	23
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
06-01-18(5)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
11-30-21+	16.45	0.04	•	0.48	0.52	—	—	—	—	—	16.97	3.16	0.20	0.20	0.20	0.49	21,734	23
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
05-31-18	12.32	0.21	•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
05-31-17	10.87	0.16	•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
Voya Target Retirement 2060 Fund
Class A
11-30-21+	15.16	0.01	•	0.45	0.46	—	—	—	—	—	15.62	3.03	0.60	0.60	0.60	0.07	4,906	21
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
05-31-18	11.62	0.15	•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
05-31-17	10.24	0.14		1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3),(4)	Expenses net of fee waivers and/or recoupments if any(2)(3),(4)	Expenses net of all reductions/ additions(2)(3),(4)	Net investment income (loss)(2)(3),(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2060 Fund (continued)
Class I
11-30-21+	15.23	0.04	•	0.45	0.49	—	—	—	—	—	15.72	3.22	0.20	0.20	0.20	0.48	156	21
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
05-31-18	11.64	0.22	•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
05-31-17	10.25	0.17		1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
Class R
11-30-21+	15.15	(0.02	)•	0.47	0.45	—	—	—	—	—	15.60	2.97	0.85	0.85	0.85	(0.21)	12	21
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(5)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
11-30-21+	15.24	0.04	•	0.45	0.49	—	—	—	—	—	15.73	3.22	0.20	0.20	0.20	0.45	13,014	21
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
05-31-18	11.64	0.19	•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
05-31-17	10.25	0.15		1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
Voya Target Retirement 2065 Fund
Class A
11-30-21+	12.89	0.01	•	0.40	0.41	—	—	—	—	—	13.30	3.18	0.48	0.45	0.45	0.20	1,375	18
07-29-20(5)–05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
11-30-21+	12.91	0.03	•	0.39	0.42	—	—	—	—	—	13.33	3.25	0.26	0.23	0.23	0.43	78	18
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
11-30-21+	12.88	(0.00	)*•	0.39	0.39	—	—	—	—	—	13.27	3.03	0.73	0.70	0.70	(0.07)	8	18
07-29-20(5)–05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
11-30-21+	12.91	0.03	•	0.40	0.43	—	—	—	—	—	13.34	3.33	0.23	0.20	0.20	0.44	4,441	18
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the

Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service. (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before

Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2021, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$12,824,560	$8,020,223
Retirement 2025	17,318,313	11,918,549
Retirement 2030	17,883,592	9,099,960
Retirement 2035	20,304,585	13,144,868
Retirement 2040	20,502,884	10,095,592
Retirement 2045	15,297,991	10,332,624
Retirement 2050	14,427,791	8,013,678
Retirement 2055	9,183,796	5,542,157
Retirement 2060	5,685,490	3,483,605
Retirement 2065	1,304,907	1,003,144

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”)

paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Fund	Class A	Class R
In-Retirement	0.25%	0.50%
Retirement 2025	0.25%	0.50%
Retirement 2030	0.25%	0.50%
Retirement 2035	0.25%	0.50%
Retirement 2040	0.25%	0.50%
Retirement 2045	0.25%	0.50%
Retirement 2050	0.25%	0.50%
Retirement 2055	0.25%	0.50%
Retirement 2060	0.25%	0.50%
Retirement 2065	0.25%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For period ended November 30, 2021, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$485
Retirement 2025	1,070
Retirement 2030	543
Retirement 2035	978
Retirement 2040	904
Retirement 2045	649
Retirement 2050	552
Retirement 2055	687
Retirement 2060	585
Retirement 2065	59
Contingent Deferred Sales Charges:
In-Retirement	$9
Retirement 2025	7
Retirement 2030	4
Retirement 2035	4
Retirement 2045	20
Retirement 2050	2
Retirement 2055	5
Retirement 2060	16

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	19.74%
	Retirement 2025	14.32
	Retirement 2030	17.93
	Retirement 2035	14.30
	Retirement 2040	13.48
	Retirement 2045	12.44

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
	Retirement 2050	10.75%
	Retirement 2055	10.26
	Retirement 2060	10.74
Voya Investment Management Co. LLC	Retirement 2060	11.64
	Retirement 2065	91.60
Voya Retirement Insurance and Annuity Company	In-Retirement	49.06
	Retirement 2025	50.64
	Retirement 2030	51.92
	Retirement 2035	56.50
	Retirement 2040	59.53
	Retirement 2045	65.03
	Retirement 2050	60.78
	Retirement 2055	62.67
	Retirement 2060	49.63
	Retirement 2065	6.81

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2021, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%

Fund(1)	Class A	Class I	Class R	Class R6
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	November 30,
	2022	2023	2024	Total
Retirement 2065	$—	$—	$845	$845

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2021, are as follows:

	November 30,
	2022	2023	2024	Total
Retirement 2025
Class I	$—	$—	$128	$128
Retirement 2055
Class A	—	—	34	34
Class R	—	—	1	1

The Expense Limitation Agreement is contractual through October 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended November 30, 2021.

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Retirement 2035	1	$502,000	1.35%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2021	86,743	—	—	(111,076)	(24,333)	1,062,153	—	—	(1,358,301)	(296,148)
5/31/2021	290,583	419,956	21,407	(236,835)	495,111	3,416,444	4,772,450	249,890	(2,732,912)	5,705,872
Class I
11/30/2021	60,953	—	—	(11,630)	49,323	749,223	—	—	(143,782)	605,441
5/31/2021	5,070	98,870	2,737	(6,725)	99,952	58,348	1,127,432	32,149	(76,524)	1,141,405
Class R
11/30/2021	664	—	—	(15)	649	8,065	—	—	(182)	7,883
5/31/2021	187	5,005	114	(605)	4,701	2,181	56,856	1,335	(6,863)	53,509
Class R6
11/30/2021	631,480	—	—	(306,795)	324,685	7,785,378	—	—	(3,768,242)	4,017,136
5/31/2021	413,871	1,249,531	57,653	(456,650)	1,264,405	4,790,050	14,246,685	675,120	(5,330,106)	14,381,749
Retirement 2025
Class A
11/30/2021	68,843	—	—	(42,023)	26,820	1,000,810	—	—	(610,450)	390,360
5/31/2021	254,920	—	38,057	(135,451)	157,526	3,380,399	—	509,961	(1,807,345)	2,083,015
Class I
11/30/2021	21,598	—	—	(22,045)	(447)	312,439	—	—	(326,997)	(14,558)
5/31/2021	777	—	189	(38)	928	10,400	—	2,544	(509)	12,435
Class R
11/30/2021	877	—	—	(13,796)	(12,919)	12,583	—	—	(201,696)	(189,113)
5/31/2021	1,420	—	2,225	(2,248)	1,397	18,971	—	29,729	(30,389)	18,311
Class R6
11/30/2021	693,965	—	—	(367,541)	326,424	10,170,508	—	—	(5,397,591)	4,772,917
5/31/2021	859,287	—	103,269	(637,011)	325,545	11,535,478	—	1,390,001	(8,553,651)	4,371,828
Retirement 2030
Class A
11/30/2021	69,832	—	—	(41,788)	28,044	1,060,343	—	—	(630,915)	429,428
5/31/2021	243,593	—	30,720	(97,973)	176,340	3,331,488	—	423,930	(1,317,518)	2,437,900
Class I
11/30/2021	53,284	—	—	(13,500)	39,784	813,787	—	—	(204,150)	609,637
5/31/2021	50,543	—	2,353	(3,043)	49,853	712,993	—	32,633	(44,271)	701,355
Class R
11/30/2021	2,046	—	—	(1)	2,045	30,800	—	—	(24)	30,776
5/31/2021	1,247	—	220	(1,252)	215	16,453	—	3,018	(18,249)	1,222
Class R6
11/30/2021	626,659	—	—	(147,922)	478,737	9,648,099	—	—	(2,267,268)	7,380,831
5/31/2021	801,766	—	96,182	(372,415)	525,533	10,825,010	—	1,333,082	(5,165,384)	6,992,708

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2035
Class A
11/30/2021	61,141	—	—	(43,627)	17,514	955,048	—	—	(681,987)	273,061
5/31/2021	233,365	—	25,685	(51,182)	207,868	3,231,017	—	360,362	(700,770)	2,890,609
Class I
11/30/2021	20,902	—	—	(56,821)	(35,919)	325,919	—	—	(895,354)	(569,435)
5/31/2021	7,236	—	2,557	(669)	9,124	97,687	—	36,080	(10,025)	123,742
Class R
11/30/2021	1,633	—	—	—	1,633	25,000	—	—	—	25,000
5/31/2021	3,511	—	19	—	3,530	50,070	—	273	—	50,343
Class R6
11/30/2021	751,003	—	—	(306,079)	444,924	11,968,316	—	—	(4,869,399)	7,098,917
5/31/2021	825,467	—	98,748	(381,280)	542,935	11,611,538	—	1,391,361	(5,392,405)	7,610,494
Retirement 2040
Class A
11/30/2021	110,062	—	—	(41,295)	68,767	1,802,107	—	—	(687,208)	1,114,899
5/31/2021	225,314	—	18,497	(56,835)	186,976	3,146,715	—	270,607	(782,181)	2,635,141
Class I
11/30/2021	22,284	—	—	(673)	21,611	365,752	—	—	(11,072)	354,680
5/31/2021	2,740	—	106	(2,308)	538	37,477	—	1,551	(30,632)	8,396
Class R
11/30/2021	444	—	—	(1)	443	7,302	—	—	(26)	7,276
5/31/2021	548	—	17	(3)	562	8,036	—	253	(37)	8,252
Class R6
11/30/2021	640,607	—	—	(121,550)	519,057	10,782,537	—	—	(2,030,308)	8,752,229
5/31/2021	582,413	—	57,094	(337,856)	301,651	8,543,088	—	839,288	(4,748,709)	4,633,667
Retirement 2045
Class A
11/30/2021	41,100	—	—	(16,501)	24,599	702,679	—	—	(287,448)	415,231
5/31/2021	113,092	—	10,512	(28,922)	94,682	1,618,513	—	157,258	(399,595)	1,376,176
Class I
11/30/2021	2,805	—	—	(215)	2,590	47,869	—	—	(3,670)	44,199
5/31/2021	12,672	—	401	(1,440)	11,633	179,934	—	6,023	(23,137)	162,820
Class R
11/30/2021	—	—	—	—	—	—	—	—	—	—
5/31/2021	—	—	9	—	9	—	—	138	—	138
Class R6
11/30/2021	451,085	—	—	(199,185)	251,900	7,833,539	—	—	(3,453,571)	4,379,968
5/31/2021	615,412	—	59,052	(323,363)	351,101	9,143,550	—	887,558	(4,837,007)	5,194,101
Retirement 2050
Class A
11/30/2021	65,860	—	—	(33,651)	32,209	1,101,688	—	—	(564,373)	537,315
5/31/2021	152,068	—	8,596	(105,672)	54,992	2,182,807	—	127,050	(1,552,398)	757,459
Class I
11/30/2021	2,427	—	—	(663)	1,764	40,716	—	—	(11,054)	29,662
5/31/2021	16,014	—	585	(1,665)	14,934	218,149	—	8,681	(26,833)	199,997
Class R
11/30/2021	478	—	—	(1,771)	(1,293)	8,009	—	—	(30,000)	(21,991)
5/31/2021	1,118	—	143	(4,703)	(3,442)	15,966	—	2,115	(59,089)	(41,008)
Class R6
11/30/2021	451,447	—	—	(115,882)	335,565	7,753,407	—	—	(1,958,647)	5,794,760
5/31/2021	592,465	—	26,174	(242,700)	375,939	8,586,932	—	388,419	(3,523,320)	5,452,031
Retirement 2055
Class A
11/30/2021	50,413	—	—	(16,931)	33,482	848,273	—	—	(284,384)	563,889
5/31/2021	94,894	—	5,516	(97,848)	2,562	1,323,245	—	81,368	(1,441,951)	(37,338)
Class I
11/30/2021	1,122	—	—	(463)	659	18,848	—	—	(7,697)	11,151
5/31/2021	13,402	—	439	(20)	13,821	181,581	—	6,511	(296)	187,796
Class R
11/30/2021	571	—	—	—	571	9,582	—	—	—	9,582
5/31/2021	904	—	27	(4)	927	12,689	—	391	(60)	13,020

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2055 (continued)
Class R6
11/30/2021	277,891	—	—	(111,411)	166,480	4,749,670	—	—	(1,892,852)	2,856,818
5/31/2021	423,485	—	23,639	(266,070)	181,054	6,097,187	—	350,088	(3,968,394)	2,478,881
Retirement 2060
Class A
11/30/2021	37,231	—	—	(31,043)	6,188	584,445	—	—	(483,735)	100,710
5/31/2021	106,237	—	5,597	(61,149)	50,685	1,382,601	—	76,513	(779,081)	680,033
Class I
11/30/2021	1,282	—	—	(1,909)	(627)	19,799	—	—	(29,586)	(9,787)
5/31/2021	3,084	—	313	(4,048)	(651)	38,961	—	4,293	(59,655)	(16,401)
Class R
11/30/2021	186	—	—	—	186	2,910	—	—	—	2,910
5/31/2021	325	—	8	(313)	20	4,301	—	108	(3,863)	546
Class R6
11/30/2021	174,632	—	—	(45,779)	128,853	2,772,143	—	—	(718,940)	2,053,203
5/31/2021	272,491	—	13,825	(101,549)	184,767	3,609,563	—	189,539	(1,407,346)	2,391,756
Retirement 2065
Class A
11/30/2021	987	—	—	—	987	13,220	—	—	—	13,220
7/29/2020(1)–5/31/2021	101,045	—	1,336	—	102,381	1,011,793	—	15,520	—	1,027,313
Class I
11/30/2021	—	—	—	—	—	—	—	—	—	—
7/29/2020(1)–5/31/2021	5,812	—	71	—	5,883	60,000	—	818	—	60,818
Class R
11/30/2021	91	—	—	—	91	1,209	—	—	—	1,209
7/29/2020(1)–5/31/2021	500	—	6	—	506	5,000	—	72	—	5,072
Class R6
11/30/2021	25,214	—	—	(4,579)	20,635	336,786	—	—	(61,498)	275,288
7/29/2020(1)–5/31/2021	317,718	—	4,166	(9,548)	312,336	3,226,986	—	48,413	(120,335)	3,155,064

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, wash sale deferrals and certain merger related adjustments.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2021		Year Ended May 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$958,494	$—	$457,341	$97,378
Retirement 2025	1,730,418	201,817	755,431	501,399
Retirement 2030	1,484,950	307,713	748,931	421,084
Retirement 2035	1,583,527	204,549	820,760	384,809
Retirement 2040	1,001,755	109,944	706,460	259,100
Retirement 2045	868,935	182,042	766,896	342,769
Retirement 2050	466,980	59,285	528,665	201,430
Retirement 2055	381,287	57,071	557,142	225,726
Retirement 2060	250,218	20,235	234,432	158,932
Retirement 2065	64,823	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2021 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
In-Retirement	$1,946,760	$ 921,837	$ —	$ 464,378	$—	$(103)	$ 3,332,872
Retirement 2025	2,178,882	2,640,449	—	2,261,713	—	(197)	7,080,847
Retirement 2030	2,065,105	3,543,814	—	2,748,868	—	(184)	8,357,603
Retirement 2035	2,446,407	4,615,081	—	3,469,504	—	(181)	10,530,811
Retirement 2040	2,391,716	3,208,498	—	2,598,382	—	(131)	8,198,465
Retirement 2045	2,716,690	4,184,216	—	2,835,378	—	(143)	9,736,141
Retirement 2050	1,856,970	2,835,855	(5,777)	2,449,330	—	(97)	7,136,281
Retirement 2055	1,553,743	2,682,644	(5,550)	1,707,457	—	(83)	5,938,211
Retirement 2060	939,874	1,594,508	(9,446)	1,232,754	—	(50)	3,757,640
Retirement 2065	648,780	85,187	(3,126)	456,400	—	(5)	1,187,236

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 12 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings,

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — MARKET DISRUPTION (continued)

inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 14 — REORGANIZATIONS

On August 7, 2020, In-Retirement (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Target Retirement 2020 Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2020, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended May 31, 2021, are as follows (Unaudited):

Net investment income	$649,322
Net realized and unrealized loss on investments	$3,700,800
Net decrease in net assets resulting from operations	$4,350,122

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since August 7, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund’s (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss Carryforwards (000s)	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Converion Ratio
$20,203	$12,655	$167	$1,176	1.0662

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $32,858,081.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2021, the Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
In-Retirement
Class A	$0.2011	$0.6185	$0.2912	January 3, 2022	December 30, 2021
Class I	$0.2388	$0.6185	$0.2912	January 3, 2022	December 30, 2021
Class R	$0.1812	$0.6185	$0.2912	January 3, 2022	December 30, 2021
Class R6	$0.2402	$0.6185	$0.2912	January 3, 2022	December 30, 2021
Retirement 2025
Class A	$0.2628	$0.5739	$0.9835	January 3, 2022	December 30, 2021
Class I	$0.2524	$0.5739	$0.9835	January 3, 2022	December 30, 2021
Class R	$0.2091	$0.5739	$0.9835	January 3, 2022	December 30, 2021
Class R6	$0.3008	$0.5739	$0.9835	January 3, 2022	December 30, 2021
Retirement 2030
Class A	$0.3061	$0.5442	$1.0501	January 3, 2022	December 30, 2021
Class I	$0.3419	$0.5442	$1.0501	January 3, 2022	December 30, 2021
Class R	$0.2812	$0.5442	$1.0501	January 3, 2022	December 30, 2021
Class R6	$0.3462	$0.5442	$1.0501	January 3, 2022	December 30, 2021

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Retirement 2035
Class A	$0.3240	$0.7110	$1.3490	January 3, 2022	December 30, 2021
Class I	$0.3635	$0.7110	$1.3490	January 3, 2022	December 30, 2021
Class R	$0.3034	$0.7110	$1.3490	January 3, 2022	December 30, 2021
Class R6	$0.3666	$0.7110	$1.3490	January 3, 2022	December 30, 2021
Retirement 2040
Class A	$0.3453	$0.9678	$1.2212	January 3, 2022	December 30, 2021
Class I	$0.3898	$0.9678	$1.2212	January 3, 2022	December 30, 2021
Class R	$0.3338	$0.9678	$1.2212	January 3, 2022	December 30, 2021
Class R6	$0.3928	$0.9678	$1.2212	January 3, 2022	December 30, 2021
Retirement 2045
Class A	$0.3617	$1.1504	$1.7440	January 3, 2022	December 30, 2021
Class I	$0.4137	$1.1504	$1.7440	January 3, 2022	December 30, 2021
Class R	$0.3127	$1.1504	$1.7440	January 3, 2022	December 30, 2021
Class R6	$0.4139	$1.1504	$1.7440	January 3, 2022	December 30, 2021
Retirement 2050
Class A	$0.3835	$0.9739	$1.5862	January 3, 2022	December 30, 2021
Class I	$0.4295	$0.9739	$1.5862	January 3, 2022	December 30, 2021
Class R	$0.3311	$0.9739	$1.5862	January 3, 2022	December 30, 2021
Class R6	$0.4340	$0.9739	$1.5862	January 3, 2022	December 30, 2021
Retirement 2055
Class A	$0.3695	$1.0881	$1.8459	January 3, 2022	December 30, 2021
Class I	$0.4236	$1.0881	$1.8459	January 3, 2022	December 30, 2021
Class R	$0.3532	$1.0881	$1.8459	January 3, 2022	December 30, 2021
Class R6	$0.4313	$1.0881	$1.8459	January 3, 2022	December 30, 2021
Retirement 2060
Class A	$0.3424	$0.9448	$1.5532	January 3, 2022	December 30, 2021
Class I	$0.4028	$0.9448	$1.5532	January 3, 2022	December 30, 2021
Class R	$0.3290	$0.9448	$1.5532	January 3, 2022	December 30, 2021
Class R6	$0.4028	$0.9448	$1.5532	January 3, 2022	December 30, 2021
Retirement 2065
Class A	$0.3078	$1.5615	$0.3041	January 3, 2022	December 30, 2021
Class I	$0.3368	$1.5615	$0.3041	January 3, 2022	December 30, 2021
Class R	$0.2921	$1.5615	$0.3041	January 3, 2022	December 30, 2021
Class R6	$0.3385	$1.5615	$0.3041	January 3, 2022	December 30, 2021

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 24.0%
5,179	iShares 20+ Year Treasury Bond ETF	$785,085	2.0
43,229	iShares Core U.S. Aggregate Bond ETF	4,961,392	12.6
18,132	Schwab U.S. TIPS ETF	1,147,756	2.9
36,308	Vanguard FTSE Developed Markets ETF	1,804,508	4.6
3,023	Vanguard Mid-Cap ETF	743,839	1.9
	Total Exchange-Traded Funds (Cost $9,506,169)	9,442,580	24.0

MUTUAL FUNDS: 75.9%
	Affiliated Investment Companies: 53.9%
127,737	Voya Global Bond Fund — Class P3	1,179,011	3.0
248,107	Voya High Yield Bond Fund — Class P3	1,965,005	5.0
1,219,448	Voya Intermediate Bond Fund — Class P3	12,535,921	31.9
51,774	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	752,283	1.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
73,429	Voya Multi-Manager International Factors Fund — Class P3	$817,266	2.1
401,199	Voya Short Term Bond Fund — Class P3	3,951,813	10.0
		21,201,299	53.9

	Unaffiliated Investment Companies: 22.0%
170,797	TIAA-CREF S&P 500 Index Fund — Institutional Class	8,667,971	22.0
	Total Mutual Funds (Cost $29,493,294)	29,869,270	75.9
	Total Investments in Securities (Cost $38,999,463)	$39,311,850	99.9
	Assets in Excess of Other Liabilities	24,150	0.1
	Net Assets	$39,336,000	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	22.00%
US Mid Cap Blend	2.00%
US Small Cap	0.00%
International	7.00%
Emerging Markets	2.00%
Core Fixed Income	44.00%
High Yield	5.00%
International Bonds	3.00%
TIPS	3.00%
Short Duration	10.00%
Long Govt Bonds	2.00%
Total Equity	33.00%
Total Fixed Income	67.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,442,580	$—	$—	$9,442,580
Mutual Funds	29,869,270	—	—	29,869,270
Total Investments, at fair value	$39,311,850	$—	$—	$39,311,850

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$1,031,408	$302,716	$(114,543)	$(40,570)	$1,179,011	$5,206	$6,108	$—
Voya High Yield Bond Fund — Class P3	1,719,276	488,545	(188,386)	(54,430)	1,965,005	55,554	23,044	—
Voya Intermediate Bond Fund — Class P3	10,549,995	4,619,917	(2,619,020)	(14,971)	12,535,921	172,061	(42,479)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	685,118	225,140	(68,162)	(89,813)	752,283	—	12,271	—
Voya Multi-Manager International Factors Fund — Class P3	678,429	681,327	(445,497)	(96,993)	817,266	—	56,924	—
Voya Short Term Bond Fund — Class P3	3,425,736	973,551	(399,647)	(47,827)	3,951,813	37,160	2,519	—
	$18,089,962	$7,291,196	$(3,835,255)	$(344,604)	$21,201,299	$269,981	$58,387	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,119,351.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$751,782
Gross Unrealized Depreciation	(559,283)
Net Unrealized Appreciation	$192,499

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 27.9%
14,180	iShares Core S&P Small-Cap ETF	$1,564,196	3.0
46,674	iShares Core U.S. Aggregate Bond ETF	5,356,774	10.2
20,866	Vanguard Emerging Markets ETF	1,026,399	2.0
101,925	Vanguard FTSE Developed Markets ETF	5,065,673	9.7
6,365	Vanguard Mid-Cap ETF	1,566,172	3.0
	Total Exchange-Traded Funds (Cost $14,505,877)	14,579,214	27.9

MUTUAL FUNDS: 72.1%
	Affiliated Investment Companies: 38.9%
171,066	Voya Global Bond Fund — Class P3	1,578,941	3.0
332,418	Voya High Yield Bond Fund — Class P3	2,632,751	5.0
1,285,334	Voya Intermediate Bond Fund — Class P3	13,213,234	25.2
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
68,557	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$996,137	1.9
176,624	Voya Multi-Manager International Factors Fund — Class P3	1,965,824	3.8
		20,386,887	38.9

	Unaffiliated Investment Companies: 33.2%
341,892	TIAA-CREF S&P 500 Index Fund — Institutional Class	17,351,044	33.2
	Total Mutual Funds (Cost $36,483,922)	37,737,931	72.1
	Total Investments in Securities (Cost $50,989,799)	$52,317,145	100.0
	Assets in Excess of Other Liabilities	17,173	0.0
	Net Assets	$52,334,318	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	33.00%
US Mid Cap Blend	3.00%
US Small Cap	3.00%
International	14.00%
Emerging Markets	4.00%
Core Fixed Income	35.00%
High Yield	5.00%
International Bonds	3.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	57.00%
Total Fixed Income	43.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2025 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,579,214	$—	$—	$14,579,214
Mutual Funds	37,737,931	—	—	37,737,931
Total Investments, at fair value	$52,317,145	$—	$—	$52,317,145

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$1,388,556	$393,904	$(150,340)	$(53,826)	$1,578,941	$8,052	$5,905	$—
Voya High Yield Bond Fund — Class P3	2,312,462	623,203	(232,863)	(70,051)	2,632,751	$73,630	27,545	—
Voya Intermediate Bond Fund — Class P3	11,573,092	3,996,885	(2,306,251)	(50,492)	13,213,234	$186,670	(15,894)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	936,810	436,125	(230,254)	(146,544)	996,137	$—	37,039	—
Voya Multi-Manager International Factors Fund — Class P3	1,000,881	2,581,010	(1,463,014)	(153,053)	1,965,824	$—	50,358	—
	$17,211,801	$8,031,127	$(4,382,722)	$(473,966)	$20,386,887	$268,352	$104,953	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $51,028,997.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,955,778
Gross Unrealized Depreciation	(667,630)
Net Unrealized Appreciation	$1,288,148

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 20.3%
28,869	iShares Core U.S. Aggregate Bond ETF	$3,313,295	5.7
21,510	Vanguard Emerging Markets ETF	1,058,077	1.8
105,071	Vanguard FTSE Developed Markets ETF	5,222,029	9.1
8,749	Vanguard Mid-Cap ETF	2,152,779	3.7
	Total Exchange-Traded Funds (Cost $11,927,460)	11,746,180	20.3

MUTUAL FUNDS: 79.7%
	Affiliated Investment Companies: 36.2%
369,600	Voya High Yield Bond Fund — Class P3	2,927,231	5.0
1,171,370	Voya Intermediate Bond Fund — Class P3	12,041,682	20.8
82,113	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,193,097	2.1
128,911	Voya Multi-Manager International Equity Fund — Class P3	1,816,354	3.1
271,446	Voya Multi-Manager International Factors Fund — Class P3	3,021,190	5.2
		20,999,554	36.2
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 43.5%
452,855	TIAA-CREF S&P 500 Index Fund — Institutional Class	$22,982,366	39.6
82,359	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,253,352	3.9
		25,235,718	43.5
	Total Mutual Funds (Cost $43,681,239)	46,235,272	79.7
	Total Investments in Securities (Cost $55,608,699)	$57,981,452	100.0
	Assets in Excess of Other Liabilities	13,402	0.0
	Net Assets	$57,994,854	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	39.00%
US Mid Cap Blend	4.00%
US Small Cap	4.00%
International	18.00%
Emerging Markets	4.00%
Core Fixed Income	26.00%
High Yield	5.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	69.00%
Total Fixed Income	31.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,746,180	$—	$—	$11,746,180
Mutual Funds	46,235,272	—	—	46,235,272
Total Investments, at fair value	$57,981,452	$—	$—	$57,981,452

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,936,987	$1,121,117	$(74,201)	$(56,672)	$2,927,231	$63,792	$10,702	$—
Voya Intermediate Bond Fund — Class P3	9,668,999	3,004,260	(584,266)	(47,311)	12,041,682	151,469	212	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	981,127	427,295	(84,666)	(130,659)	1,193,097	—	15,627	—
Voya Multi-Manager International Equity Fund — Class P3	1,470,726	896,596	(399,704)	(151,264)	1,816,354	—	64,175	—
Voya Multi-Manager International Factors Fund — Class P3	1,493,823	2,029,475	(321,450)	(180,658)	3,021,190	—	55,534	—
	$15,551,662	$7,478,743	$(1,464,287)	$(566,564)	$20,999,554	$215,261	$146,250	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $55,632,347.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,972,957
Gross Unrealized Depreciation	(623,852)
Net Unrealized Appreciation	$2,349,105

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 21.6%
15,599	iShares Core U.S. Aggregate Bond ETF	$1,790,297	3.0
34,868	Vanguard Emerging Markets ETF	1,715,157	2.8
147,611	Vanguard FTSE Developed Markets ETF	7,336,267	12.0
9,455	Vanguard Mid-Cap ETF	2,326,497	3.8
	Total Exchange-Traded Funds (Cost $13,434,678)	13,168,218	21.6

MUTUAL FUNDS: 78.4%
	Affiliated Investment Companies: 28.8%
312,333	Voya High Yield Bond Fund — Class P3	2,473,674	4.1
856,776	Voya Intermediate Bond Fund — Class P3	8,807,658	14.4
86,522	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,257,166	2.1
178,726	Voya Multi-Manager International Equity Fund — Class P3	2,518,256	4.1
226,807	Voya Multi-Manager International Factors Fund — Class P3	2,524,363	4.1
		17,581,117	28.8
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 49.6%
538,167	TIAA-CREF S&P 500 Index Fund — Institutional Class	$27,311,977	44.7
108,731	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,974,869	4.9
		30,286,846	49.6

	Total Mutual Funds (Cost $45,024,756)	47,867,963	78.4
	Total Investments in Securities (Cost $58,459,434)	$61,036,181	100.0
	Assets in Excess of Other Liabilities	14,822	0.0
	Net Assets	$61,051,003	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	44.00%
US Mid Cap Blend	4.00%
US Small Cap	5.00%
International	21.00%
Emerging Markets	5.00%
Core Fixed Income	17.00%
High Yield	4.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	79.00%
Total Fixed Income	21.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2035 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,168,218	$—	$—	$13,168,218
Mutual Funds	47,867,963	—	—	47,867,963
Total Investments, at fair value	$61,036,181	$—	$—	$61,036,181

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$2,114,205	$579,337	$(158,877)	$(60,991)	$2,473,674	$66,627	$19,682	$—
Voya Intermediate Bond Fund — Class P3	7,386,312	2,220,537	(767,274)	(31,917)	8,807,658	115,424	(6,406)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,624,543	578,937	(751,687)	(194,627)	1,257,166	—	61,736	—
Voya Multi-Manager International Equity Fund — Class P3	1,627,972	1,711,590	(627,755)	(193,551)	2,518,256	—	65,640	—
Voya Multi-Manager International Factors Fund — Class P3	1,657,451	1,707,888	(625,956)	(215,020)	2,524,363	—	105,618	—
	$14,410,483	$6,798,289	$(2,931,549)	$(696,106)	$17,581,117	$182,051	$246,270	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $58,477,286.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,414,699
Gross Unrealized Depreciation	(855,804)
Net Unrealized Appreciation	$2,558,895

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 20.3%
8,320	iShares Core U.S. Aggregate Bond ETF	$954,886	1.9
18,598	Vanguard Emerging Markets ETF	914,836	1.8
127,184	Vanguard FTSE Developed Markets ETF	6,321,045	12.8
7,564	Vanguard Mid-Cap ETF	1,861,198	3.8

	Total Exchange-Traded Funds (Cost $10,204,594)	10,051,965	20.3

MUTUAL FUNDS: 79.7%
	Affiliated Investment Companies: 22.9%
190,634	Voya High Yield Bond Fund — Class P3	1,509,824	3.0
351,282	Voya Intermediate Bond Fund — Class P3	3,611,181	7.4
103,322	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,501,265	3.0
185,104	Voya Multi-Manager International Equity Fund — Class P3	2,608,114	5.3
189,200	Voya Multi-Manager International Factors Fund — Class P3	2,105,792	4.2
		11,336,176	22.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 56.8%
507,827	TIAA-CREF S&P 500 Index Fund — Institutional Class	$25,772,243	51.9
88,441	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,419,759	4.9
		28,192,002	56.8

	Total Mutual Funds (Cost $37,180,140)	39,528,178	79.7
	Total Investments in Securities (Cost $47,384,734)	$49,580,143	100.0
	Assets in Excess of Other Liabilities	5,824	0.0
	Net Assets	$49,585,967	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	51.00%
US Mid Cap Blend	4.00%
US Small Cap	5.00%
International	23.00%
Emerging Markets	5.00%
Core Fixed Income	9.00%
High Yield	3.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	88.00%
Total Fixed Income	12.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,051,965	$—	$—	$10,051,965
Mutual Funds	39,528,178	—	—	39,528,178
Total Investments, at fair value	$49,580,143	$—	$—	$49,580,143

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,147,431	$429,840	$(36,692)	$(30,755)	$1,509,824	$38,241	$5,224	$—
Voya Intermediate Bond Fund — Class P3	2,688,914	1,140,103	(199,189)	(18,647)	3,611,181	44,587	750	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,590,643	693,146	(534,185)	(248,339)	1,501,265	—	92,610	—
Voya Multi-Manager International Equity Fund — Class P3	1,632,388	1,869,865	(676,979)	(217,160)	2,608,114	—	76,195	—
Voya Multi-Manager International Factors Fund — Class P3	1,237,011	1,548,879	(501,858)	(178,240)	2,105,792	—	79,419	—
	$8,296,387	$5,681,833	$(1,948,903)	$(693,141)	$11,336,176	$82,828	$254,198	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,406,038.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,868,110
Gross Unrealized Depreciation	(694,005)
Net Unrealized Appreciation	$2,174,105

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 20.7%
17,829	Vanguard Emerging Markets ETF	$877,009	1.9
139,345	Vanguard FTSE Developed Markets ETF	6,925,446	15.0
7,252	Vanguard Mid-Cap ETF	1,784,427	3.8

	Total Exchange-Traded Funds (Cost $9,767,924)	9,586,882	20.7

MUTUAL FUNDS: 79.3%
	Affiliated Investment Companies: 18.4%
119,032	Voya High Yield Bond Fund — Class P3	942,735	2.0
138,696	Voya Intermediate Bond Fund — Class P3	1,425,796	3.1
126,436	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,837,110	4.0
169,892	Voya Multi-Manager International Equity Fund — Class P3	2,393,774	5.2
172,174	Voya Multi-Manager International Factors Fund — Class P3	1,916,301	4.1
		8,515,716	18.4
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 60.9%
512,033	TIAA-CREF S&P 500 Index Fund — Institutional Class	$25,985,687	56.0
82,928	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,268,909	4.9
		28,254,596	60.9

	Total Mutual Funds (Cost $34,112,172)	36,770,312	79.3
	Total Investments in Securities (Cost $43,880,096)	$46,357,194	100.0
	Assets in Excess of Other Liabilities	3,280	0.0
	Net Assets	$46,360,474	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	55.00%
US Mid Cap Blend	4.00%
US Small Cap	5.00%
International	25.00%
Emerging Markets	6.00%
Core Fixed Income	3.00%
High Yield	2.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	95.00%
Total Fixed Income	5.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,586,882	$—	$—	$9,586,882
Mutual Funds	36,770,312	—	—	36,770,312
Total Investments, at fair value	$46,357,194	$—	$—	$46,357,194

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$806,087	$202,412	$(41,165)	$(24,599)	$942,735	$25,129	$9,062	$—
Voya Intermediate Bond Fund — Class P3	1,203,202	305,476	(78,637)	(4,245)	1,425,796	18,841	(1,938)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,957,723	655,575	(453,961)	(322,227)	1,837,110	—	138,015	—
Voya Multi-Manager International Equity Fund — Class P3	1,485,736	1,576,964	(500,310)	(168,616)	2,393,774	—	50,800	—
Voya Multi-Manager International Factors Fund — Class P3	1,144,008	1,300,064	(393,771)	(134,000)	1,916,301	—	52,443	—
	$6,596,756	$4,040,491	$(1,467,844)	$(653,687)	$8,515,716	$43,970	$248,382	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $43,908,506.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,078,527
Gross Unrealized Depreciation	(629,838)
Net Unrealized Appreciation	$2,448,689

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.2%
14,002	Vanguard Emerging Markets ETF	$688,758	1.8
88,917	Vanguard FTSE Developed Markets ETF	4,419,175	11.7
7,119	Vanguard Mid-Cap ETF	1,751,701	4.7

	Total Exchange-Traded Funds (Cost $6,949,175)	6,859,634	18.2

MUTUAL FUNDS: 81.8%
	Affiliated Investment Companies: 19.6%
112,645	Voya Intermediate Bond Fund — Class P3	1,157,988	3.1
104,334	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,515,969	4.0
222,573	Voya Multi-Manager International Equity Fund — Class P3	3,136,048	8.3
141,042	Voya Multi-Manager International Factors Fund — Class P3	1,569,802	4.2
		7,379,807	19.6
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 62.2%
417,123	TIAA-CREF S&P 500 Index Fund — Institutional Class	$21,168,983	56.3
80,707	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,208,137	5.9
		23,377,120	62.2

	Total Mutual Funds (Cost $28,683,744)	30,756,927	81.8
	Total Investments in Securities (Cost $35,632,919)	$37,616,561	100.0
	Liabilities in Excess of Other Assets	(74)	—
	Net Assets	$37,616,487	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	55.00%
US Mid Cap Blend	5.00%
US Small Cap	6.00%
International	25.00%
Emerging Markets	6.00%
Core Fixed Income	3.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	97.00%
Total Fixed Income	3.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,859,634	$—	$—	$6,859,634
Mutual Funds	30,756,927	—	—	30,756,927
Total Investments, at fair value	$37,616,561	$—	$—	$37,616,561

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$908,895	$303,854	$(51,264)	$(3,496)	$1,157,988	$14,377	$(2,357)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,611,848	561,030	(393,647)	(263,262)	1,515,969	—	110,345	—
Voya Multi-Manager International Equity Fund — Class P3	2,321,012	1,696,267	(555,338)	(325,893)	3,136,048	—	164,814	—
Voya Multi-Manager International Factors Fund — Class P3	1,007,367	963,934	(289,542)	(111,957)	1,569,802	—	42,987	—
	$5,849,122	$3,525,085	$(1,289,791)	$(704,608)	$7,379,807	$14,377	$315,789	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $35,660,812.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,415,824
Gross Unrealized Depreciation	(460,075)
Net Unrealized Appreciation	$1,955,749

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.9%
10,326	Vanguard Emerging Markets ETF	$507,936	1.9
65,574	Vanguard FTSE Developed Markets ETF	3,259,028	12.2
5,250	Vanguard Mid-Cap ETF	1,291,815	4.8

	Total Exchange-Traded Funds (Cost $5,127,996)	5,058,779	18.9

MUTUAL FUNDS: 81.1%
	Affiliated Investment Companies: 19.1%
79,977	Voya Intermediate Bond Fund — Class P3	822,164	3.1
72,757	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,057,161	4.0
152,216	Voya Multi-Manager International Equity Fund — Class P3	2,144,716	8.0
96,524	Voya Multi-Manager International Factors Fund — Class P3	1,074,312	4.0
		5,098,353	19.1
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 62.0%
295,368	TIAA-CREF S&P 500 Index Fund — Institutional Class	$14,989,918	56.1
57,375	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	1,569,790	5.9
		16,559,708	62.0

	Total Mutual Funds (Cost $20,113,296)	21,658,061	81.1
	Total Investments in Securities (Cost $25,241,292)	$26,716,840	100.0
	Assets in Excess of Other Liabilities	1,041	0.0
	Net Assets	$26,717,881	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	55.00%
US Mid Cap Blend	5.00%
US Small Cap	6.00%
International	25.00%
Emerging Markets	6.00%
Core Fixed Income	3.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	97.00%
Total Fixed Income	3.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,058,779	$—	$—	$5,058,779
Mutual Funds	21,658,061	—	—	21,658,061
Total Investments, at fair value	$26,716,840	$—	$—	$26,716,840

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$675,566	$190,161	$(41,240)	$(2,322)	$822,164	$10,739	$(2,028)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,109,692	383,641	(269,841)	(166,331)	1,057,161	—	58,663	—
Voya Multi-Manager International Equity Fund — Class P3	1,531,387	1,092,338	(292,663)	(186,346)	2,144,716	—	80,603	—
Voya Multi-Manager International Factors Fund — Class P3	666,974	630,183	(155,717)	(67,127)	1,074,312	—	21,754	—
	$3,983,619	$2,296,323	$(759,461)	$(422,126)	$5,098,353	$10,739	$158,992	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $25,247,686.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,762,456
Gross Unrealized Depreciation	(293,302)
Net Unrealized Appreciation	$1,469,154

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.6%
6,854	Vanguard Emerging Markets ETF	$337,148	1.9
43,524	Vanguard FTSE Developed Markets ETF	2,163,143	12.0
3,485	Vanguard Mid-Cap ETF	857,519	4.7

	Total Exchange-Traded Funds (Cost $3,404,073)	3,357,810	18.6

MUTUAL FUNDS: 81.4%
	Affiliated Investment Companies: 18.3%
36,102	Voya Intermediate Bond Fund — Class P3	371,128	2.0
49,745	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	722,793	4.0
105,146	Voya Multi-Manager International Equity Fund — Class P3	1,481,506	8.2
66,657	Voya Multi-Manager International Factors Fund — Class P3	741,888	4.1
		3,317,315	18.3
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 63.1%
203,941	TIAA-CREF S&P 500 Index Fund — Institutional Class	$10,349,984	57.2
38,814	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	1,061,949	5.9
		11,411,933	63.1
	Total Mutual Funds (Cost $13,490,812)	14,729,248	81.4
	Total Investments in Securities (Cost $16,894,885)	$18,087,058	100.0
	Assets in Excess of Other Liabilities	1,738	0.0
	Net Assets	$18,088,796	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	56.00%
US Mid Cap Blend	5.00%
US Small Cap	6.00%
International	25.00%
Emerging Markets	6.00%
Core Fixed Income	2.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	98.00%
Total Fixed Income	2.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,357,810	$—	$—	$3,357,810
Mutual Funds	14,729,248	—	—	14,729,248
Total Investments, at fair value	$18,087,058	$—	$—	$18,087,058

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$308,451	$75,832	$(11,619)	$(1,536)	$371,128	$4,853	$(524)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	765,868	233,101	(161,361)	(114,814)	722,793	—	41,039	—
Voya Multi-Manager International Equity Fund — Class P3	1,051,848	665,151	(121,915)	(113,577)	1,481,506	—	40,169	—
Voya Multi-Manager International Factors Fund — Class P3	457,403	395,763	(69,198)	(42,080)	741,888	—	10,726	—
	$2,583,570	$1,369,847	$(364,093)	$(272,007)	$3,317,315	$4,853	$91,410	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $16,908,097.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,363,801
Gross Unrealized Depreciation	(184,839)
Net Unrealized Appreciation	$1,178,962

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 19.2%
2,317	Vanguard Emerging Markets ETF	$113,973	1.9
14,715	Vanguard FTSE Developed Markets ETF	731,335	12.4
1,178	Vanguard Mid-Cap ETF	289,859	4.9
	Total Exchange-Traded Funds (Cost $1,150,954)	1,135,167	19.2

MUTUAL FUNDS: 80.8%
	Affiliated Investment Companies: 17.9%
11,770	Voya Intermediate Bond Fund — Class P3	120,997	2.1
15,939	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	231,596	3.9
33,066	Voya Multi-Manager International Equity Fund — Class P3	465,896	7.9
20,973	Voya Multi-Manager International Factors Fund — Class P3	233,426	4.0
		1,051,915	17.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 62.9%
66,327	TIAA-CREF S&P 500 Index Fund — Institutional Class	$3,366,076	57.0
12,679	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	346,908	5.9
		3,712,984	62.9
	Total Mutual Funds (Cost $4,233,735)	4,764,899	80.8
	Total Investments in Securities (Cost $5,384,689)	$5,900,066	100.0
	Assets in Excess of Other Liabilities	1,758	0.0
	Net Assets	$5,901,824	100.0

Target Asset Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	56.00%
US Mid Cap Blend	5.00%
US Small Cap	6.00%
International	25.00%
Emerging Markets	6.00%
Core Fixed Income	2.00%
High Yield	0.00%
International Bonds	0.00%
TIPS	0.00%
Short Duration	0.00%
Long Govt Bonds	0.00%
Total Equity	98.00%
Total Fixed Income	2.00%
Total	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,135,167	$—	$—	$1,135,167
Mutual Funds	4,764,899	—	—	4,764,899
Total Investments, at fair value	$5,900,066	$—	$—	$5,900,066

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$108,300	$14,358	$(1,223)	$(438)	$120,997	$1,654	$(519)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	273,410	41,918	(49,454)	(34,278)	231,596	$—	10,174	—
Voya Multi-Manager International Equity Fund — Class P3	382,089	120,307	(12,170)	(24,330)	465,896	$—	3,249	—
Voya Multi-Manager International Factors Fund — Class P3	166,119	86,153	(8,013)	(10,833)	233,426	$—	1,822	—
	$929,918	$262,736	$(70,860)	$(69,879)	$1,051,915	$1,654	$14,726	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $5,384,689.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$563,830
Gross Unrealized Depreciation	(48,454)
Net Unrealized Appreciation	$515,376

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022.

In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each/ Fund are consistently complied with, and other periodic reports covering related matters.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. The Board also considered the impact of fee waiver and expense reimbursement arrangements in instances where a share class of a Fund is operating such that its expense ratio is below the expense limit applicable to that share class. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group and which additional services the Manager pays for on behalf of the Fund under the “bundled fee” arrangement in return for a single management fee. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Target In-Retirement Fund

In considering whether to approve the renewal of the Contracts for Voya Target In-Retirement Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year, three-year, and five-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2025 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year period, and the third quintile for the year-to-date, three-year and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2030 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period, and the third quintile for the year-to-date, three-year and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2035 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2040 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-

year, three-year and five-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above to the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2045 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the three-year and five-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2050 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and three-year periods, and the third quintile for the year-to-date and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2055 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and three-year periods, the third quintile for the five-year period, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2060 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the three-year period, and the fourth quintile for the year-to-date and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of fee changes that occurred in 2018 on performance; (2) the anticipated impact of recent strategy changes and fee reductions on future performance; and (3) the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account : (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Voya Target Retirement 2065 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2065 Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date period; and (2) the Fund underperformed its primary benchmark for the year-to-date period. In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in August 2020, and therefore had a limited operating history for the purpose of analyzing its performance; (2) management’s representations regarding the anticipated impact of recent strategy changes and fee reductions on future performance; and (3) management’s confidence in the Fund’s ability to deliver long-term performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; (2) that, in connection with a change in investment strategy, the Fund’s contractual management fee rates and expense limits were reduced, effective April 27, 2021; and (3) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio, as well as the competitiveness of the Voya Target Retirement Funds’ expense ratios when compared to peers identified by management.

Board Conclusion

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the

Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2022.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	169172 (1121-012122)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 4, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 4, 2022